Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
Note F – Goodwill and Intangible Assets
Goodwill:  The change in goodwill during the year is as follows:
	Gross Carrying Amount
	2022	2021
Goodwill	$7,319	$7,319

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At December 31, 2022 and 2021, the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that fair value of the reporting unit exceeded its carrying value, including goodwill.  The qualitative assessment indicated that it is more likely than not that fair value of goodwill is more than the carrying value, resulting in no impairment. Therefore, the Company did not proceed to step one of the annual goodwill impairment testing requirement.

Acquired intangible assets:  Acquired intangible assets were as follows at year-end:

	2022		2021
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$709	$738	$674

Aggregate amortization expense was $35 for 2022 and $48 for 2021.
Estimated amortization expense for each of the next five years:

2023	$21
2024	8
2025	—
2026	—
2027	—
Total	$29